Summary of reconciliation of EBITDA and adjusted EBITDA (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Before Interest Taxes Depreciation And Amortization [Abstract]
Schedule of reconciliation of EBITDA and adjusted EBITDA
	For the six months ended
	June 30
	2020	2021

Net income (loss) from continuing operations	(17,702)	(29,567)

Income tax (expense) benefit	6	-
Interest expense	(1,459)	(2,691)
Depreciation and amortization	(1,615)	(706)
Other expense	(8)	(188)
Foreign exchange gain (loss)	207	(222)

EBITDA	(14,833)	(25,760)

Impairment of intangible assets	(1,375)	-
Non-recurring project costs	-	(76)
Stock based compensation	(10,699)	(19,326)
Stock based financial expenses	-	(3,556)

Adjusted EBITDA	(2,760)	(2,802)